Derivatives - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$ 8	$ 9	$ 8
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(22)	(4)	(18)
Income tax benefit (expense) on cash flow hedges	4	(2)	2
Net change of the effective portion of designated cash flow hedges	(10)	3	(8)
Research and development
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(14)	(2)	(10)
Selling, general and administrative expenses
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	$ (8)	$ (2)	$ (8)